Consolidated Statements of Stockholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock Class A [Member]	Common Stock Class B [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury stock [Member]	Total
Balance at Dec. 31, 2008	$ 240,511	$ 3,184	$ (55,432)	$ (5,711)	$ (11,011)	$ 171,541
Balance (in shares) at Dec. 31, 2008	48,782,000	1,002,000			(3,136,000)	0
Comprehensive income:
Net income	0	0	17,340	0	0	17,340
Unrealized investment gains (losses), net	0	0	0	11,002	0	11,002
Total comprehensive income (loss)	0	0	17,340	11,002	0	28,342
Accretion of deferred issuance costs and discounts on preferred stock	(2,289)	0	0	0	0	(2,289)
Acquisition of Integrity Capital	8,410	0	0	0	0	8,410
Preferred stock redemption	10,001	0	0	0	0	10,001
Warrants exercised	70	0	0	0	0	70
Stock dividends (in shares)	32,000	0			0
Warrants exercised (in shares)	10,000	0			0
Preferred stock redemption (in shares)	1,704,000	0			0	1,704,446
Acquisition of Integrity Capital (in shares)	1,294,000	0			0
Total stock issued (in shares)	3,040,000	0			0
Balance at Dec. 31, 2009	256,703	3,184	(38,092)	5,291	(11,011)	216,075
Balance (in shares) at Dec. 31, 2009	51,822,000	1,002,000			(3,136,000)
Comprehensive income:
Net income	0	0	15,511	0	0	15,511
Unrealized investment gains (losses), net	0	0	0	(3,952)	0	(3,952)
Total comprehensive income (loss)	0	0	15,511	(3,952)	0	11,559
Total stock issued (in shares)	0	0			0
Balance at Dec. 31, 2010	256,703	3,184	(22,581)	1,339	(11,011)	227,634
Balance (in shares) at Dec. 31, 2010	51,822,000	1,002,000			(3,136,000)
Comprehensive income:
Net income	0	0	8,375	0	0	8,375
Unrealized investment gains (losses), net	0	0	0	17,833	0	17,833
Total comprehensive income (loss)	0	0	8,375	17,833	0	26,208
Warrants exercised	1,845	0	(2)	0	0	1,843
Warrants exercised (in shares)	267,000	0			0
Balance at Dec. 31, 2011	$ 258,548	$ 3,184	$ (14,208)	$ 19,172	$ (11,011)	$ 255,685
Balance (in shares) at Dec. 31, 2011	52,089,000	1,002,000			(3,136,000)